Leasing (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Leasing
Gross investment	kr 307	kr 370
Present value of minimum lease payments	274	333
Unearned finance income	33	37
Within 1 year
Leasing
Gross investment	117	124
Present value of minimum lease payments	113	107
Between 1 and 5 years
Leasing
Gross investment	182	246
Present value of minimum lease payments	156	kr 226
More than 5 years
Leasing
Gross investment	8
Present value of minimum lease payments	kr 5